Goodwill and Other Intangible Assets (Details Textual) $ in Millions	12 Months Ended
	Apr. 30, 2015 USD ($) ReportingUnits	Apr. 30, 2014 USD ($)	Apr. 30, 2013 USD ($)
Goodwill and Other intangible assets (Textual) [Abstract]
Weighted-average useful life of the finite-lived intangible assets	22 years
Goodwill And Other Intangible Assets (Additional Textual) [Abstract]
Amortization expense for finite-lived intangible assets	$ 110.3	$ 98.7	$ 96.6
Estimated amortization expense for 2016	212.2
Estimated amortization expense for 2017	211.5
Estimated amortization expense for 2018	209.1
Estimated amortization expense for 2019	208.9
Estimated amortization expense for 2020	$ 207.4
Number of reporting units | ReportingUnits	6
Customer and Contractual Relationships [Member]
Goodwill and Other intangible assets (Textual) [Abstract]
Weighted-average useful life of the finite-lived intangible assets	23 years
Trademarks [Member]
Goodwill and Other intangible assets (Textual) [Abstract]
Weighted-average useful life of the finite-lived intangible assets	15 years
Patents And Technology [Member]
Goodwill and Other intangible assets (Textual) [Abstract]
Weighted-average useful life of the finite-lived intangible assets	13 years